10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income and expenses [Line Items]
Total other operating income	$ 56	$ 79	$ 223
Total other operating expenses	(36)	(43)	(156)
Contractual penalty [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income	7
Commercial interests [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income	30	52	51
Provision for contingencies [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses	(7)	(5)	(16)
Decrease in property, plant and equipment [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses	(1)		(2)
Allowance for tax credits [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses		(4)
Tax on bank transactions [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses	(11)	(16)	(14)
Cost for services provided to third parties [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses			(1)
Donations and contributions [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses	(3)	(2)	(2)
Institutional promtion [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses	(2)	(2)	(3)
Extraordinary Canon [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses			(3)
Onerous contract (Ship or Pay) [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses			(7)
Tax contingencies in Ecuador [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses			(69)
Other [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating expenses	(12)	(14)	(39)
Recovery of doubtful accounts [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income	3
Insurance recovery [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income	3	4
Services to third parties [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income	6	10	11
Profit for property, plant and equipment sale [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income	1		3
Dividends received [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income	1	1	1
Reversal of contingencies [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income	2	1	4
Natural Gas Surplus Injection Promotion Program [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income			23
Compensation for transaction agreement in Ecuador [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income			99
Other [member]
Disclosure of other operating income and expenses [Line Items]
Total other operating income	$ 3	$ 11	$ 31